Warrants (Details) - Schedule of fair value of the warrants	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of fair value of the warrants [Abstract]
Number of warrants (in Shares) | shares	21,129,818
Exercise price (in Dollars per share) | $ / shares	$ 11.5
Expected term (years)	7 years
Expected volatility	47.10%
Dividend yield
Risk free interest rate	1.40%